Borrowings - Annual Loan Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Long-Term Debt [Abstract]
June 30, 2020	$ 53,464
June 30, 2021	30,195
June 30, 2022	45,945
June 30, 2023	54,028
June 30, 2024	86,113
Total	$ 269,745	$ 222,605